Prepaid Licensing and Royalty Fees - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Impairment losses on prepaid licensing and royalty fees	$ 0	$ 85	$ 244